Fair value measurements - Information on Investments Where Net Asset Value Per Share is Calculated (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 99	¥ 149
Unfunded commitments	[1]	20	21
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		58	98
Unfunded commitments	[1]	¥ 0	¥ 0
Redemption frequency (if currently eligible)	[2]	Monthly	Monthly
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	1 day	1 day
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	90 days	90 days
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 2	¥ 3
Unfunded commitments	[1]	¥ 1	¥ 1
Redemption frequency (if currently eligible)
Redemption notice
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 38	¥ 47
Unfunded commitments	[1]	¥ 19	¥ 20
Redemption frequency (if currently eligible)
Redemption notice
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 1	¥ 1
Unfunded commitments
Redemption frequency (if currently eligible)
Redemption notice

[1]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[2]	The range in frequency with which Nomura can redeem investments.
[3]	The range in notice period required to be provided before redemption is possible.